UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Den Berg Management Inc/TX
Address:  805 Las Cimas Parkway Suite 430
          Austin, TX 78746

Form 13F File Number:  028-05495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim Brilliant
Title:    Vice President
Phone:    (512) 329-0050

Signature, Place, and Date of Signing:

      /s/ Jim Brilliant               Austin, Texas           November 13, 2012
      -----------------               -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          109
                                         -----------

Form 13F Information Table Value Total:  $ 1,027,263
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
3M CO                          COM              88579Y101      11,567     125,162 SH       SOLE                  125,162
ABM INDS INC                   COM              000957100      13,763     727,065 SH       SOLE                  727,065
ACTIVE POWER INC               COM              00504W100         166     206,905 SH       SOLE                  206,905
ALCOA INC                      COM              013817101         299      33,815 SH       SOLE                   33,815
AMERICAN EXPRESS CO            COM              025816109      13,693     240,813 SH       SOLE                  240,813
APOGEE ENTERPRISES INC         COM              037598109      15,849     806,622 SH       SOLE                  806,622
APPLIED MATLS INC              COM              038222105      30,735   2,752,834 SH       SOLE                2,752,834
ASTEC INDS INC                 COM              046224101      32,527   1,029,008 SH       SOLE                1,029,008
BENCHMARK ELECTRS INC          COM              08160H101      21,731   1,423,119 SH       SOLE                1,423,119
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      33,772     382,897 SH       SOLE                  382,897
CALAMP CORP                    COM              128126109         263      32,000 SH       SOLE                   32,000
C D I CORP                     COM              125071100      24,085   1,414,296 SH       SOLE                1,414,296
SCHWAB CHARLES CORP NEW        COM              808513105         584      45,665 SH       SOLE                   45,665
CISCO SYS INC                  COM              17275R102      54,591   2,858,927 SH       SOLE                2,858,927
COHU INC                       COM              192576106         333      35,459 SH       SOLE                   35,459
COMCAST CORP NEW               CL A SPL         20030N200      21,411     615,069 SH       SOLE                  615,069
COMSTOCK MNG INC               COM              205750102       1,633     499,375 SH       SOLE                  499,375
CORE MARK HOLDING CO INC       COM              218681104      20,178     419,420 SH       SOLE                  419,420
CORNING INC                    COM              219350105      31,394   2,387,408 SH       SOLE                2,387,408
CRAY INC                       COM NEW          225223304         344      27,100 SH       SOLE                   27,100
DAKTRONICS INC                 COM              234264109         229      24,100 SH       SOLE                   24,100
DAWSON GEOPHYSICAL CO          COM              239359102         932      36,905 SH       SOLE                   36,905
DELL INC                       COM              24702R101      25,647   2,602,426 SH       SOLE                2,602,426
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W110         792      53,225 SH       SOLE                   53,225
DREW INDS INC                  COM NEW          26168L205         208       6,880 SH       SOLE                    6,880
EARTHLINK INC                  COM              270321102         303      42,435 SH       SOLE                   42,435
EMERSON ELEC CO                COM              291011104      31,071     643,682 SH       SOLE                  643,682
ENCORE WIRE CORP               COM              292562105      16,982     580,388 SH       SOLE                  580,388
EXELON CORP                    COM              30161N101         258       7,250 SH       SOLE                    7,250
EXXON MOBIL CORP               COM              30231G102      16,708     182,703 SH       SOLE                  182,703
FLOW INTL CORP                 COM              343468104          66      17,745 SH       SOLE                   17,745
GRANITE CONSTR INC             COM              387328107      17,703     616,416 SH       SOLE                  616,416
HARSCO CORP                    COM              415864107      28,174   1,372,357 SH       SOLE                1,372,357
HEIDRICK & STRUGGLES INTL IN   COM              422819102       5,425     425,819 SH       SOLE                  425,819
HELMERICH & PAYNE INC          COM              423452101      10,897     228,886 SH       SOLE                  228,886
HEWLETT PACKARD CO             COM              428236103         511      29,970 SH       SOLE                   29,970
HOMEOWNERS CHOICE INC          COM              43741E103         239      10,150 SH       SOLE                   10,150
HUTCHINSON TECHNOLOGY INC      COM              448407106       1,667     952,495 SH       SOLE                  952,495
II VI INC                      COM              902104108         267      14,050 SH       SOLE                   14,050
ILLINOIS TOOL WKS INC          COM              452308109         284       4,775 SH       SOLE                    4,775
INNOVATIVE SOLUTIONS & SUPPO   COM              45769N105         585     147,108 SH       SOLE                  147,108
INSTEEL INDUSTRIES INC         COM              45774W108      14,799   1,261,634 SH       SOLE                1,261,634
INTEL CORP                     COM              458140100      31,274   1,380,424 SH       SOLE                1,380,424
INTELLICHECK MOBILISA INC      COM              45817G102          25      15,023 SH       SOLE                   15,023
JACOBS ENGR GROUP INC DEL      COM              469814107      49,397   1,221,799 SH       SOLE                1,221,799
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104          87      12,000 SH       SOLE                   12,000
JOHNSON & JOHNSON              COM              478160104         303       4,395 SH       SOLE                    4,395
KELLOGG CO                     COM              487836108         346       6,697 SH       SOLE                    6,697
KENEXA CORP                    COM              488879107         229       5,000 SH       SOLE                    5,000
KONGZHONG CORP                 SPONSORED ADR    50047P104         327      48,700 SH       SOLE                   48,700
KORN FERRY INTL                COM NEW          500643200       4,800     313,127 SH       SOLE                  313,127
KRISPY KREME DOUGHNUTS INC     COM              501014104         143      18,000 SH       SOLE                   18,000
KROGER CO                      COM              501044101         261      11,075 SH       SOLE                   11,075
STARRETT L S CO                CL A             855668109         773      60,086 SH       SOLE                   60,086
LAWSON PRODS INC               COM              520776105       4,194     606,060 SH       SOLE                  606,060
LAYNE CHRISTENSEN CO           COM              521050104      16,027     817,266 SH       SOLE                  817,266
LIFEVANTAGE CORP               COM              53222K106         662     192,935 SH       SOLE                  192,935
LSB INDS INC                   COM              502160104         259       5,900 SH       SOLE                    5,900
LYDALL INC DEL                 COM              550819106      19,055   1,352,412 SH       SOLE                1,352,412
M D C HLDGS INC                COM              552676108       7,097     184,294 SH       SOLE                  184,294
MARSH & MCLENNAN COS INC       COM              571748102      14,236     419,567 SH       SOLE                  419,567
MAXWELL TECHNOLOGIES INC       COM              577767106       7,623     938,796 SH       SOLE                  938,796
MCEWEN MNG INC                 COM              58039P107         114      24,800 SH       SOLE                   24,800
MEDTRONIC INC                  COM              585055106      16,457     381,646 SH       SOLE                  381,646
METHODE ELECTRS INC            COM              591520200         269      27,700 SH       SOLE                   27,700
MICROSOFT CORP                 COM              594918104      38,045   1,278,400 SH       SOLE                1,278,400
MOLEX INC                      COM              608554101       8,469     322,245 SH       SOLE                  322,245
MYR GROUP INC DEL              COM              55405W104         213      10,700 SH       SOLE                   10,700
NETSOL TECHNOLOGIES INC        COM PAR $.001    64115A402         219      34,200 SH       SOLE                   34,200
NETSPEND HLDGS INC             COM              64118V106         366      37,250 SH       SOLE                   37,250
NEWMONT MINING CORP            COM              651639106      36,753     656,125 SH       SOLE                  656,125
NEWPORT CORP                   COM              651824104       8,946     808,872 SH       SOLE                  808,872
OMEGA FLEX INC                 COM              682095104         314      29,592 SH       SOLE                   29,592
ORION MARINE GROUP INC         COM              68628V308      19,850   2,671,643 SH       SOLE                2,671,643
PAYCHEX INC                    COM              704326107      15,106     453,781 SH       SOLE                  453,781
PC-TEL INC                     COM              69325Q105         118      16,764 SH       SOLE                   16,764
PENNYMAC MTG INVT TR           COM              70931T103         381      16,315 SH       SOLE                   16,315
PERCEPTRON INC                 COM              71361F100       1,410     225,598 SH       SOLE                  225,598
PLANAR SYS INC                 COM              726900103         188     139,402 SH       SOLE                  139,402
POWELL INDS INC                COM              739128106      17,876     462,270 SH       SOLE                  462,270
PROSHARES TR                   PSHS ULPRRUS NEW 74348A640         301       8,100 SH       SOLE                    8,100
RUDOLPH TECHNOLOGIES INC       COM              781270103       4,596     437,746 SH       SOLE                  437,746
SAFETY INS GROUP INC           COM              78648T100         383       8,350 SH       SOLE                    8,350
SERVOTRONICS INC               COM              817732100         597      69,137 SH       SOLE                   69,137
SHAW GROUP INC                 COM              820280105         222       5,100 SH       SOLE                    5,100
SMITH & WESSON HLDG CORP       COM              831756101         181      16,400 SH       SOLE                   16,400
SODASTREAM INTERNATIONAL LTD   USD SHS          M9068E105         345       8,800 SH       SOLE                    8,800
SPDR GOLD TRUST                GOLD SHS         78463V107         388       2,260 SH       SOLE                    2,260
STAPLES INC                    COM              855030102      32,704   2,838,894 SH       SOLE                2,838,894
STEELCASE INC                  CL A             858155203      15,911   1,615,361 SH       SOLE                1,615,361
SYNALLOY CP DEL                COM              871565107         211      15,299 SH       SOLE                   15,299
SYSCO CORP                     COM              871829107         414      13,240 SH       SOLE                   13,240
TASER INTL INC                 COM              87651B104         173      28,735 SH       SOLE                   28,735
THERMO FISHER SCIENTIFIC INC   COM              883556102      11,869     201,759 SH       SOLE                  201,759
TIDEWATER INC                  COM              886423102      15,062     310,365 SH       SOLE                  310,365
TOLL BROTHERS INC              COM              889478103       8,032     241,702 SH       SOLE                  241,702
TOTAL S A                      SPONSORED ADR    89151E109      16,721     333,758 SH       SOLE                  333,758
UNIT CORP                      COM              909218109       5,596     134,845 SH       SOLE                  134,845
UNIVERSAL FST PRODS INC        COM              913543104      13,918     335,049 SH       SOLE                  335,049
UNIVERSAL INS HLDGS INC        COM              91359V107         138      35,900 SH       SOLE                   35,900
USANA HEALTH SCIENCES INC      COM              90328M107         333       7,165 SH       SOLE                    7,165
VALERO ENERGY CORP NEW         COM              91913Y100         277       8,750 SH       SOLE                    8,750
VCA ANTECH INC                 COM              918194101       5,299     268,727 SH       SOLE                  268,727
VELTI PLC ST HELIER            SHS              G93285107         404      48,230 SH       SOLE                   48,230
VISHAY PRECISION GROUP INC     COM              92835K103      24,284   1,737,022 SH       SOLE                1,737,022
WAL-MART STORES INC            COM              931142103         223       3,025 SH       SOLE                    3,025
WELLS FARGO & CO NEW           COM              949746101      43,263   1,252,922 SH       SOLE                1,252,922
WILSHIRE BANCORP INC           COM              97186T108         274      43,550 SH       SOLE                   43,550
WMS INDS INC                   COM              929297109         267      16,280 SH       SOLE                   16,280